Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS [Abstract]
Impairment losses for intangible assets	$ 0	$ 1,365,376	$ 0